Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-3

Collection Period	09/01/14-09/30/14
Determination Date	10/9/2014
Distribution Date	10/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$427,008,919.57
2.	Collections allocable to Principal				$16,038,389.41
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,377,229.17

5.	Pool Balance on the close of the last day of the related Collection Period				$409,593,300.99
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				33,769
7.	Initial Pool Balance				$1,000,000,022.05

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$256,008,919.46		$238,593,300.88
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$21,000,000.00		$21,000,000.00
	f.	Class C Note Balance	$19,500,000.00		$19,500,000.00
	g.	Class D Note Balance	$14,000,000.00		$14,000,000.00

	h.	Note Balance (sum a - g)	$422,008,919.46		$404,593,300.88
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.7463817		0.6956073
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.4220089		0.4045933
10.	Overcollateralization Target Amount				$5,000,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.11
12.	Weighted Average Coupon			%	8.54%
13.	Weighted Average Original Term			months	66.96
14.	Weighted Average Remaining Term			months	40.37

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,067,946.43
	b.	Liquidation Proceeds allocable to Finance Charge			$1,434.63
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,069,381.06
16.	Principal:
	a.	Collections allocable to Principal			$16,038,389.41
	b.	Liquidation Proceeds allocable to Principal			$606,132.02
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$16,644,521.43
17.	Total Finance Charge and Principal Collections (15d + 16d)				$19,713,902.49
18.	Interest Income from Collection Account				$901.71
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17 + 18 + 19)				$19,714,804.20

Available Funds

21.	Available Collections		$19,714,804.20
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$19,714,804.20

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$355,840.77
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$355,840.77

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,668.81
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,668.81

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00
	i.	Class A-3 Monthly Interest	$110,937.20
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$110,937.20
	m.	Class A-4 Monthly Interest	$73,404.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$73,404.17
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$19,250.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$19,250.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,375.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$24,375.00
32.	Tertiary Principal Distributable Amount		$0.00
33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$26,716.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$26,716.67
34.	Quaternary Principal Distributable Amount		$12,415,618.47
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$13,028,811.09
36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,000,000.11
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,069,381.06
	b.	Total Daily Deposits of Principal Collections	$16,644,521.43
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$901.71

	e.	Total Deposits to Collection Account (sum a - d)	$19,714,804.20
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$355,840.77
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,668.81
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,670,301.62
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,685,993.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$19,714,804.20

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$110,937.20
	d.	Class A-4 Interest Distribution	$73,404.17
	e.	Class B Interest Distribution	$19,250.00
	f.	Class C Interest Distribution	$24,375.00
	g.	Class D Interest Distribution	$26,716.67
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$17,415,618.58
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$17,670,301.62
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$17,526,555.78
	d.	Class A-4 Distribution	$73,404.17
	e.	Class B Distribution	$19,250.00
	f.	Class C Distribution	$24,375.00
	g.	Class D Distribution	$26,716.67

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$17,670,301.62

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,685,993.00
	b.	Reserve Account surplus (Ln 55)	$136.32

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,686,129.32
46.	Withdrawals
	a.	Certificateholder Distribution	$1,686,129.32

	b.	Total Withdrawals from Certificate Payment Account	$1,686,129.32

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.06	$2,500,000.06
	b.	Note Balance	$404,593,300.88
48.	Required Reserve Account Amount		$2,500,000.06

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,500,000.06
50.	Investment Earnings			$136.32
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,500,136.38
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$136.32

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,500,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$355,840.77
60.	Amount to be paid to Backup Servicer from the Collection Account			$2,668.81
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$17,670,301.62
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,685,993.00
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$136.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$17,526,555.78
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$73,404.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$19,250.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$24,375.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$26,716.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$1,686,129.32

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$769,662.52
74.	Cumulative Net Losses			$14,318,973.70
75.	Cumulative Net Loss Percentage			1.4319%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	953	$13,597,458.34
	b.	61 to 90 days past due	329	$4,345,219.04
	c.	91 or more days past due	119	$1,261,138.60

	d.	Total Past Due (sum a - c)	1,401	19,203,815.98

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer